Consolidated Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net cash generated from operating activities before income tax paid	$ 191,081	$ 207,968	$ 168,255
Income tax paid	(128,143)	(11,209)	(15,768)
Net cash generated from operating activities	62,938	196,759	152,487
Investing activities:
Proceeds from the sale of participation in associates and joint ventures	0	8,685	44,278
Capital contributions to associates and joint ventures	(933)	(47)	0
Acquisition of investments in associates and joint ventures	(8,123)	0	0
Business combination payments	(2,357)	0	0
Acquisition and improvement of investment properties	(84,927)	(52,485)	(23,950)
Proceeds from sales of investment properties	2,106	10,362	66,674
Acquisitions and improvements of property, plant and equipment	(54,479)	(61,072)	(145,940)
Acquisition of intangible assets	(2,528)	(3,676)	(4,010)
Proceeds from sales of property, plant and equipment	54,834	37,311	145,349
Dividends collected from associates and joint ventures	8,637	5,138	23,105
Proceeds from loans granted	2,729	1,561	3,094
Increase in loans granted	(3,856)	0	0
Acquisitions of investments in financial assets	(2,355,985)	(1,012,086)	(1,030,894)
Proceeds from disposal of investments in financial assets	2,084,413	921,563	1,053,877
Interest received from financial assets	55,169	37,579	36,313
(Payments) / proceeds from derivative financial instruments, net	(1,220)	(426)	4,466
Net cash (used in) / generated from investing activities	(306,520)	(107,593)	172,362
Financing activities:
Borrowings, issuance and new placement of non-convertible notes	1,102,401	932,153	565,779
Payment of borrowings and non-convertible notes	(730,682)	(452,382)	(535,799)
Obtaining / (payment) of short term loans, net	13,904	(14,959)	60,604
Interest paid	(131,720)	(119,311)	(235,051)
Capital contributions from non-controlling interest in subsidiaries	8,916	314	179
Lease liabilities paid	(7,253)	(6,617)	(5,096)
Repurchase of treasury shares	0	(21,981)	(24,561)
Dividends paid	(105,793)	(116,760)	(230,107)
Distribution of treasury shares	(28)	0	0
Exercise of warrants	47,108	21,074	5,841
Repurchase of non-convertible notes	(7,209)	(101,110)	(14,797)
Net cash generated from / (used in) financing activities	189,644	120,421	(413,008)
Net (decrease) / increase in cash and cash equivalents	(53,938)	209,587	(88,159)
Cash and cash equivalents at the beginning of the year	335,011	213,443	269,346
Foreign exchange gain on cash and unrealized fair value result for cash equivalents	6,302	38,005	68,331
Inflation adjustment	(2,910)	(126,024)	(36,075)
Cash and cash equivalents at the end of the year	$ 284,465	$ 335,011	$ 213,443